Discontinued Operations (Schedule of Discontinued Operation Balance Sheet) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Trade accounts receivable, net	$ 14,789	$ 13,934
Inventories	10,051	8,801
Due from affiliated companies	100	95
Other current assets	523	708
Total current assets	25,463	23,538
Property, plant and equipment, net	321	384
Long-term inventory	827	646
Deferred tax asset	104	104
Intangible assets, net	315	346
Total non current assets	1,246	1,096
Total assets included as part of discontinued operations	27,030	25,018
Current liabilities
Trade accounts payable	3,039	2,679
Other current liabilities	6,217	3,600
Total current liabilities	9,256	6,279
Long-term liabilities
Liability for employee severance benefits	167	203
Total liabilities included as part of discontinued operations	$ 9,423	$ 6,482